Inventories	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Inventories	Inventories
See accounting policy in note 38(G).

	2023	2022
Consumables and reagent	$2,471,318	$3,662,303
Work in progress	104,165	137,106
Finished goods	551,293	734,663
	$3,126,776	$4,534,072
In 2023, 2022 and 2021, inventories of $9,081,519, $57,442,036 and $52,701,330, respectively, were recognized as an expense during the year and included in ‘direct costs’.
In addition, inventories have been reduced by $3,136,551 (2022: $2,055,859) as a result of the write-down to net realizable value. This write-down was recognized as an expense during 2023.
The write-downs are included in ‘direct costs’.
All inventories are expected to be recovered within one year.